LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share Computation
The following reflects the income and share data used in the basic and diluted loss per share computations:

	2019		2018		2017
Net loss for the period	A$	35,160,227	A$	16,519,155	A$	11,511,024

Weighted average number of ordinary shares for basic and diluted loss per share		1,266,654,166		934,312,458		669,930,538